Document and Entity Information Document	Aug. 06, 2020	Feb. 27, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Aug. 06, 2020
Entity Registrant Name		Cushman & Wakefield plc
Entity Incorporation, State or Country Code		X0
Entity File Number		001-38611
Entity Central Index Key		0001628369
Amendment Flag		false
Entity Tax Identification Number		98-1193584
Entity Address, Address Line One		125 Old Broad Street
Entity Address, City or Town		London,
Entity Address, Country		GB
Entity Address, Postal Zip Code		EC2N 1AR
City Area Code		+44
Local Phone Number		20 3296 3000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Ordinary Shares, $0.10 nominal value
Trading Symbol		CWK
Security Exchange Name		NYSE
Entity Emerging Growth Company		false